Davis Government Money Market Fund
A Portfolio of Davis Series, Inc.
Class/Ticker: A (RPGXX), C (N/A), Y (N/A)	Over 50 Years of Reliable InvestingSM

Summary Prospectus	May 1, 2026
Before you invest, you may want to review the Fund’s prospectus and statement of additional information, which contain more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders, and other information about the Fund online at
davisfunds.com/resources/regulatory-documents. You can also get this information at no cost by calling 1-800-279-0279 or by sending an email request to dvsinvestor.services@dsaco.com. The current prospectus and statement of additional information, dated May 1, 2026, as may be further amended or supplemented, are incorporated by reference into this summary prospectus and may be obtained, free of charge, in the same manner as the statutory prospectus. The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment Objective
The Fund seeks as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees (fees paid directly from your investment)	Class A, C, and Y shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	None
Redemption Fee (as a percentage of total redemption proceeds)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A, C, and Y shares
Management Fees	0.30%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	0.60%
Less Fee Waiver and/or Expense Reimbursement*	0.00%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	0.60%
*
Davis Selected Advisers, L.P. has contractually agreed to waive fees and/or reimburse the Fund’s expenses such that net investment income will not be less than zero until May 1, 2027. After that date, there is no assurance that Davis Selected Advisers, L.P. will continue to waive fees and/or reimburse expenses. The Adviser may recapture from the assets of the Fund any of the operating expenses it has reimbursed (but not any of the management fees which it has waived) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs, subject to certain limitations. This recapture could negatively affect the Fund’s future yield. The agreement cannot be terminated prior to that date, without the consent of the Board of Directors.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A, C, and Y shares	$61	$192	$335	$750
Principal Investment Strategies of the Fund
The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share. There can be no guarantee that the Fund will be successful in maintaining a $1.00 share price.
The Fund invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively “U.S. Government Securities”) and repurchase agreements collateralized by U.S. Government Securities. As a government money market fund, the Fund normally invests at least 99.5% of its total assets in U.S. Government Securities, repurchase agreements collateralized by cash and/or U.S. Government Securities, and cash. The Fund seeks to maintain liquidity and preserve capital by carefully monitoring the maturity of its investments. The Fund’s portfolio maintains a dollar-weighted average maturity of sixty days or less.
Principal Risks of Investing in the Fund
The principal risks of investing in the Fund are:
Changes in Debt Rating Risk. If a rating agency gives a fixed income security or its issuer a low rating, the value of the security will decline because investors will demand a higher rate of return.
Credit Risk. The issuer of a fixed income security (potentially even the U.S. Government) may be unable to make timely payments of interest and principal.
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Fees and Expenses Risk. The Fund may not earn enough through income to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.
Inflation Risk. Also called purchasing power risk, this is the chance that the cash flows from an investment won’t be worth as much in the future because of changes in purchasing power due to inflation.
Interest Rate Risk. Interest rate increases can cause the price of a debt security to decrease.
Repurchase Agreement Risk. The repurchase obligation of the seller is, in effect, secured by the underlying securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses.
U.S. Government Securities Risk. Generally, government securities, like other debt securities, are interest rate sensitive. During periods of falling interest rates, the values of debt securities held by the Fund generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating services in their ratings of debt securities and changes in the ability of an issuer to make payments of interest and principal also will affect the value of these investments.
Variable Current Income Risk. The income that the Fund pays to investors is not stable.
Shareholder Concentration Risk. From time to time, a relatively large percentage (over 20%) of the Fund’s shares may be held by related shareholders. A large redemption by one or more of such shareholders may: (1) reduce the Fund’s liquidity, (2) increase the Fund’s transactions and transaction costs, (3) result in substantial capital gains distributions for shareholders, and (4) increase the Fund’s ongoing operating expenses, which could negatively impact the remaining shareholders of the Fund.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Performance Results
The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.
Calendar Year Total Returns for All Share Classes

	Returns	Period Ending
Highest Quarter	1.17%	December 31, 2023
Lowest Quarter	0.00%	December 31, 2021
Year-to-Date	0.78%	March 31, 2026

Average Annual Total Returns (For the periods ended December 31, 2025, with maximum sales charge)	Past 1 Year	Past 5 Years	Past 10 Years
All Share Classes	3.74%	2.77%	1.75%

Yield for Class A Shares (For the period ended December 31, 2025)
7-Day Yield:	3.21%
You can obtain the Fund’s most recent 7-day Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern Time.
Management
Investment Adviser. Davis Selected Advisers, L.P. serves as the Fund’s investment adviser.
Sub-Adviser. Davis Selected Advisers–NY, Inc., a wholly owned subsidiary of the Adviser, serves as the Fund’s sub-adviser.
Portfolio Manager	Experience with this Fund	Primary Title with Investment Adviser or Sub-Adviser
Erik Jones	Since March 2026	Portfolio Manager
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Purchase and Sale of Fund Shares
	Class A and C shares	Class Y shares
Minimum Initial Investment	$1,000	$5,000,000
Minimum Additional Investment	$25	$25
You may sell (redeem) shares each day the New York Stock Exchange is open. Your transaction may be placed through your dealer or financial adviser, by writing to Davis Funds, P.O. Box 219197, Kansas City, MO 64121-9197, telephoning 1-800-279-0279 or accessing the Fund’s website, www.davisfunds.com. Certain financial intermediaries may impose different restrictions than those shown above.
Tax Information
Distributions (if any) may be taxed as ordinary income or capital gains by federal, state and local authorities. Generally, the Fund does not distribute capital gains. Redemptions, including exchanges, will not normally result in a capital gain or loss for federal or state income tax purposes.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Investment Company Act File No. 811-2679
Click here to view the Fund’s prospectus and statement of additional information.
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